PREPAYMENTS AND OTHER CURRENT ASSETS (Activity in the allowance for credit losses) (Details)	12 Months Ended
Dec. 31, 2021 CNY (¥)
Activity in the allowance for credit losses
At beginning of year	¥ 9,588,242
Addition	4,068,382
Reverse	(8,135,481)
At end of year	5,521,143
ASU No. 2016-13
Activity in the allowance for credit losses
At end of year	¥ 0